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Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
GLOBAL MANAGED VOLATILITY FUND
Investment Goal
Capital appreciation with less volatility than the broad global equity markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Prospectus SIMT GLOBAL MANAGED VOLATILITY FUND Class Y
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.99%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y | USD ($)	101	315	547	1,213

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). The Fund also may use futures contracts and forward contracts.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. SIMC and each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 10.66% (06/30/2020)
Worst Quarter: -19.18% (03/31/2020)
The Fund's Class Y Shares commenced operations on December 31, 2014. For the calendar year ended December 31, 2014, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class Y Prospectus - SIMT GLOBAL MANAGED VOLATILITY FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Class Y	Return Before Taxes	7.94%	6.73%	7.03%	5.31%	Jul. 27, 2006
After Taxes on Distributions | Class Y	Return After Taxes on Distributions	6.46%	4.93%	4.84%	3.74%
After Taxes on Distributions and Sale of Fund Shares | Class Y	Return After Taxes on Distributions and Sale of Fund Shares	5.75%	5.10%	5.08%	3.83%
MSCI World Index Return (net) (reflects no deduction for fees or expenses)	MSCI World Index Return (net) (reflects no deduction for fees or expenses)	23.79%	12.80%	8.60%	7.23%	Jul. 27, 2006
[1]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.